Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016
Contingencies And Commitments [Line Items]
Operating lease rent expense	$ 52	$ 42	$ 40
Unfunded commitment payments	$ 79			$ 75